UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Emerging Markets Equity Fund
	Shares	Value ($)
Common Stocks 91.9%
Brazil 3.1%
Banco do Brasil SA	26,800	231,991
BRF SA	20,000	358,355
Cosan SA Industria e Comercio	51,500	766,978
Duratex SA	44,000	216,057
Estacio Participacoes SA	39,000	302,368
Hypermarcas SA	36,000	227,494
Souza Cruz SA	57,200	500,834

(Cost $3,387,142)		2,604,077
China 13.2%
Agricultural Bank of China Ltd. "H"	1,000,000	432,074
China Construction Bank Corp. "H"	3,780,000	2,597,665
China Life Insurance Co., Ltd. "H"	381,000	1,037,534
China Merchants Bank Co., Ltd. "H"	240,000	418,057
China Minsheng Banking Corp., Ltd. "H" (a)	253,000	246,093
China Petroleum & Chemical Corp. "H"	782,000	614,416
China Shenhua Energy Co., Ltd. "H"	92,800	237,011
China Telecom Corp., Ltd. "H"	1,343,000	615,139
Huaneng Power International, Inc. "H"	590,000	545,129
Industrial & Commercial Bank of China Ltd. "H"	1,030,000	632,657
New China Life Insurance Co., Ltd. "H"*	102,000	298,005
PetroChina Co., Ltd. "H"	2,210,000	2,120,270
Tencent Holdings Ltd.	18,300	1,262,042

(Cost $12,584,514)		11,056,092
Czech Republic 1.0%
Komercni Banka AS (Cost $763,412)	3,800	825,036
Hong Kong 8.6%
BOC Hong Kong (Holdings) Ltd.	424,000	1,283,750
China Merchants Holdings International Co., Ltd.	783,000	2,676,116
China Overseas Land & Investment Ltd.	294,000	787,330
China Resources Land Ltd.	174,000	410,241
China Resources Power Holdings Co., Ltd.	240,000	565,519
CNOOC Ltd.	386,000	596,833
Huabao International Holdings Ltd. (a)	1,745,000	894,572

(Cost $7,454,846)		7,214,361
India 6.9%
Axis Bank Ltd.	29,900	526,392
Cairn India Ltd.	370,000	1,910,162
Coal India Ltd.	224,386	884,420
Dr. Reddy's Laboratories Ltd.	15,300	637,055
HDFC Bank Ltd.	25,000	246,936
Hero MotoCorp Ltd.	15,300	480,640
Tech Mahindra Ltd.	39,041	1,118,590

(Cost $6,468,882)		5,804,195
Indonesia 1.1%
PT Indofood Sukses Makmur Tbk (Cost $992,766)	1,655,000	939,692
Korea 18.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,200	580,462
Hankook Tire Co., Ltd.	17,500	1,003,409
Hankook Tire Worldwide Co., Ltd.	86,573	1,705,820
Hyundai Engineering & Construction Co., Ltd.	11,400	617,758
Hyundai Mobis	12,230	3,494,917
Hyundai Motor Co.	1,840	402,315
Korea Electric Power Corp.*	9,700	316,833
LG Chem Ltd.	5,200	1,253,408
LG Innotek Co., Ltd.*	36,180	2,853,385
Samsung Electronics Co., Ltd.	2,860	3,384,346

(Cost $13,383,183)		15,612,653
Malaysia 2.8%
Axiata Group Bhd.	129,000	252,745
Sime Darby Bhd.	631,000	1,691,445
Tenaga Nasional Bhd.	122,000	433,069

(Cost $2,487,643)		2,377,259
Mexico 5.8%
Alfa SAB "A"	128,000	360,628
America Movil SAB de CV "L"	973,000	1,037,459
Cemex SAB de CV (Units)	625,000	772,488
Fibra Uno Administracion SA de CV (REIT)	85,000	274,308
Grupo Financiero Banorte SAB de CV "O"	69,000	435,545
Grupo Mexico SAB de CV "B"	364,000	1,172,508
Kimberly-Clark de Mexico SAB de CV "A"	230,000	590,736
Mexichem SAB de CV	59,000	204,608

(Cost $5,050,268)		4,848,280
Philippines 1.1%
Ayala Corp.	57,200	664,440
SM Prime Holdings, Inc.	820,000	280,207

(Cost $1,111,789)		944,647
Poland 0.7%
KGHM Polska Miedz SA	10,100	350,568
Polskie Gornictwo Naftowe i Gazownictwo SA	154,000	226,482

(Cost $734,982)		577,050
Russia 5.1%
Magnit OJSC (GDR) REG S	47,700	2,516,175
MegaFon OAO (GDR)	8,200	244,606
Mobile Telesystems OJSC (ADR)	12,800	220,800
Rostelecom	112,000	352,687
Sberbank of Russia	336,000	905,681

(Cost $3,523,738)		4,239,949
South Africa 5.9%
African Rainbow Minerals Ltd.	50,700	1,000,028
Aspen Pharmacare Holdings Ltd.	112,000	2,533,959
Imperial Holdings Ltd.	14,400	239,827
The Foschini Group Ltd. (a)	84,000	701,319
Woolworths Holdings Ltd.	82,700	450,385

(Cost $4,894,836)		4,925,518
Taiwan 13.3%
Advanced Semiconductor Engineering, Inc.	301,000	277,702
Asia Cement Corp.	737,470	906,440
Catcher Technology Co., Ltd.	84,000	552,838
China Airlines Ltd.*	2,955,000	1,037,274
Chunghwa Telecom Co., Ltd.	92,000	277,537
CTBC Financial Holding Co., Ltd.	2,730,507	1,797,666
MediaTek, Inc.	98,600	1,301,908
Taiwan Cement Corp.	186,000	270,040
Taiwan Semiconductor Manufacturing Co., Ltd.	1,390,000	4,766,668

(Cost $9,787,651)		11,188,073
Thailand 0.4%
Bangkok Bank PCL (Foreign Registered) (Cost $432,164)	65,000	337,790
Turkey 2.3%
Eregli Demir ve Celik Fabrikalari TAS	454,977	545,725
Turk Hava Yollari	126,000	375,919
Turkcell Iletisim Hizmetleri AS*	48,000	237,389
Turkiye Halk Bankasi AS	59,000	291,426
Turkiye Is Bankasi "C"	255,000	457,305

(Cost $2,289,585)		1,907,764
United Kingdom 0.5%
Old Mutual PLC (Cost $430,045)	158,000	446,984
United States 1.5%
SEI Investments Co. (Cost $770,470)	36,200	1,232,972

Total Common Stocks (Cost $76,547,916)		77,082,392
Preferred Stocks 7.1%
Brazil
Banco Bradesco SA	122,000	1,322,499
Companhia Energetica de Minas Gerais	147,301	850,265
Itau Unibanco Holding SA	162,800	2,042,716
Itausa - Investimentos Itau SA	69,000	240,746
Usinas Siderurgicas de Minas Gerais SA "A"*	249,000	1,227,846
Vale SA	21,000	261,059

Total Preferred Stocks (Cost $7,950,380)		5,945,131
Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $1,951,145)	1,951,145	1,951,145
Cash Equivalents 1.7%
Central Cash Management Fund, 0.04% (b) (Cost $1,436,623)	1,436,623	1,436,623

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $87,886,064) †	103.0	86,415,291
Other Assets and Liabilities, Net (a)	(3.0)	(2,537,310)

Net Assets	100.0	83,877,981

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $88,115,428.  At January 31, 2014, net unrealized depreciation for all securities based on tax cost was $1,700,137.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,297,017 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,997,154.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $1,850,503, which is 2.2% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At January 31, 2014 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	22,409,866	27.0%
Information Technology	15,517,479	18.7%
Materials	9,075,347	10.9%
Energy	7,356,572	8.9%
Industrials	7,339,602	8.8%
Consumer Discretionary	7,075,180	8.5%
Consumer Staples	5,133,286	6.2%
Telecommunication Services	3,238,362	3.9%
Health Care	3,171,014	3.8%
Utilities	2,710,815	3.3%
Total	83,027,523	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,604,077	$—	$—	$2,604,077
China	—	11,056,092	—	11,056,092
Czech Republic	—	825,036	—	825,036
Hong Kong	—	7,214,361	—	7,214,361
India	—	5,804,195	—	5,804,195
Indonesia	—	939,692	—	939,692
Korea	—	15,612,653	—	15,612,653
Malaysia	—	2,377,259	—	2,377,259
Mexico	4,848,280	—	—	4,848,280
Philippines	—	944,647	—	944,647
Poland	—	577,050	—	577,050
Russia	2,981,581	1,258,368	—	4,239,949
South Africa	—	4,925,518	—	4,925,518
Taiwan	—	11,188,073	—	11,188,073
Thailand	—	337,790	—	337,790
Turkey	—	1,907,764	—	1,907,764
United Kingdom	—	446,984	—	446,984
United States	1,232,972	—	—	1,232,972
Preferred Stocks (d)	5,945,131	—	—	5,945,131
Short-Term Investments (d)	3,387,768	—	—	3,387,768

Total	$20,999,809	$65,415,482	$—	$86,415,291

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014